Taxation on Ordinary Activities - Additional Information (Details) £ in Millions	1 Months Ended		12 Months Ended
	Jul. 31, 2021 GBP (£)	Nov. 30, 2016 CLASSACTION	Dec. 31, 2027 GBP (£)	Dec. 31, 2026 GBP (£)	Dec. 31, 2025 GBP (£)	Dec. 31, 2024 GBP (£) CorporateGroup	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£)	Dec. 31, 2015 GBP (£) payment	Dec. 31, 2014 GBP (£)
Income Tax Disclosure [Line Items]
Interest related to adjusting tax payables						£ 80	£ 71	£ 36
Adjusting items in tax						(157)	(73)	(27)
Tax on adjusting items						(2,049)	(5,415)	(176)
Non-controlling interests' share of the adjusting items net of tax						38	1	5
Perpetual hybrid bonds
Income Tax Disclosure [Line Items]
Tax relief on issuance cost and coupon incurred						£ 14	14	11
Interest on tax payables including FIIGLO
Income Tax Disclosure [Line Items]
Number of corporate groups in FII GLO | CorporateGroup						15
Litigation settlement amount ordered by court										£ 1,200
Number of adverse judgments, still has time to file an appeal | CLASSACTION		2
Litigation settlement amount, applying judgement	£ 300
Litigation settlement amount received									£ 1,224
Number of payments | payment									2
Tax rate on litigation settlement									45.00%
Tax on litigation settlement									£ 261
Litigation settlement amount received after tax									£ 963
Interim repayment made on litigation settlement						£ 50	50	50
Final judgment litigation settlement amount						800
Interest on tax payables including FIIGLO | Forecast
Income Tax Disclosure [Line Items]
Interim repayment made on litigation settlement			£ 43	£ 222	£ 479
Interest on tax payables including FIIGLO | Adjusting items which have been adjusted within net finance costs
Income Tax Disclosure [Line Items]
Interest related to adjusting tax payables						£ 61	£ 60	£ 33